BUSINESS COMBINATIONS IN 2015 (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 13, 2015
Disclosure of detailed information about business combination [abstract]
Tangible fixed assets				$ 859.9
Investment in joint ventures				0.3
Bunkers				27.8
Freight receivables				53.4
Other receivables				6.6
Prepayments				10.6
Cash and cash equivalents				77.5
Deferred tax liabilities				45.1
Mortgage debt and bank loans				(560.7)
Finance lease liabilities				13.5
Trade payables				27.3
Current tax liabilities				1.4
Other liabilities				29.7
Time charter contracts				1.6
Deferred income				0.4
Net assets acquired				356.4
Goodwill	$ 0.0	$ 0.0	$ 11.4	11.4
Consideration (purchase price)				367.8
Shares				349.8
Warrants				18.0
Total consideration transferred				$ 367.8